Information on market risk and fair value of financial assets and liabilities (telecom activities) - Fair value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 6,046	€ 6,237	€ 6,040
Trade receivables | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	6,046	6,237	6,040
Financial assets excluding trade receivables and cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, fair value	3,777	5,545	3,291
Financial assets excluding trade receivables and cash and cash equivalents | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	99	65	55
Financial assets excluding trade receivables and cash and cash equivalents | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,286	5,124	2,859
Financial assets excluding trade receivables and cash and cash equivalents | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	392	355	377
Equity securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	173	205	203
Equity securities | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	491	421	432
Equity securities | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	99	65	55
Equity securities | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	173	205	203
Equity securities | Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	392	355	377
Investments at fair value | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,678	4,500	2,266
Investments at fair value | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,678	4,500	2,266
Cash collateral paid | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	21	38	27
Cash collateral paid | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	21	38	27
Financial assets at amortized cost excluding trade receivables and cash | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	415	381	363
Financial assets at amortized cost excluding trade receivables and cash | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	415	381	363
Cash and Cash Equivalents
Disclosure of financial assets [line items]
Financial assets, fair value	5,504	5,846	8,188
Cash and Cash Equivalents | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,504	5,846	8,188
Cash | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,060	2,668	2,709
Cash | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,060	2,668	2,709
Cash Equivalents | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,444	3,178	5,479
Cash Equivalents | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 2,444	€ 3,178	€ 5,479